INVESTMENTS IN DIRECT FINANCING LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) $ in Thousands	Feb. 29, 2016 vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Total minimum lease payments to be received		$ 825,460	$ 1,174,327
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		(362,959)	(330,056)
Net minimum lease payments receivable		462,501	844,271
Estimated residual values of leased property (un-guaranteed)		195,238	239,002
Less: unearned income		(146,296)	(243,419)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains		511,443	839,854
Less: deferred deemed equity contribution		0	(86,585)
Less: unamortized gains		0	(6,738)
Total investment in direct financing and sales-type leases		511,443	746,531
Current portion		37,145	37,517
Long-term portion		$ 474,298	$ 709,014
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of offshore supply vessels subsequently sold | vessel	1